Financial assets and other receivables - Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
Trade receivables	$ 322,935	$ 203,930
Less ??? allowance for doubtful debts	(1,006)	(1,697)
Trade receivables, net	321,929	202,233
Tax receivables	25,244	13,166
Government grant receivables	27,701	23,016
Other receivables	6,199	3,847
Trade and other receivables	$ 381,073	$ 242,262